Basis of Presentation and Summary of Significant Accounting Policies - Impairment of Long-lived Assets, Goodwill and Deferred Offering Costs (Details) - JPY (¥) ¥ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Property, Plant and Equipment [Line Items]
Impairment of Long-Lived Assets Held-for-use	¥ 0	¥ 106,501	¥ 44,546
Impairment charges on right-of-use asset-operating leases		69,989	34,721
Impairment losses for goodwill		0	0
Deferred Offering Costs Noncurrent		0	57,509
Leasehold improvements
Property, Plant and Equipment [Line Items]
Impairment of Long-Lived Assets Held-for-use		¥ 36,512	¥ 9,825